SUBSEQUENT EVENTS - Debt Financing (Details) - Debt Commitment Letter	Oct. 07, 2022 USD ($) tranche
SUBSEQUENT EVENTS
Interest rate margin (as a percent)	13.50%
Term Loan Facility
SUBSEQUENT EVENTS
Aggregate principal amount | $	$ 75
Term Loan Facility | Subsequent events
SUBSEQUENT EVENTS
Number of tranches for issuance | tranche	1
Amortization of debt percentage	5.00%
Amortization period of debt, beginning after the Closing Date	24 months
Term Loan Facility | Subsequent events | Adjusted Secured Overnight Financing Rate | Minimum
SUBSEQUENT EVENTS
Interest rate margin (as a percent)	1.00%
Term Loan Facility | Subsequent events | Until April 1, 2023 | Adjusted Secured Overnight Financing Rate
SUBSEQUENT EVENTS
Interest rate margin payable in cash (as a percent)	7.00%
Interest rate margin payable in kind (as a percent)	6.50%
Term Loan Facility | Subsequent events | Thereafter until October 1, 2024 | Maximum
SUBSEQUENT EVENTS
Interest rate margin payable in kind (as a percent)	6.50%
Term Loan Facility | Subsequent events | Thereafter until October 1, 2024 | Adjusted Secured Overnight Financing Rate
SUBSEQUENT EVENTS
Interest rate margin payable in cash (as a percent)	7.00%
Term Loan Facility | Subsequent events | Thereafter until October 1, 2024 | Adjusted Secured Overnight Financing Rate | Minimum
SUBSEQUENT EVENTS
Interest rate margin payable in kind (as a percent)	4.50%
Term Loan Facility | Subsequent events | At all times thereafter | Adjusted Secured Overnight Financing Rate | Minimum
SUBSEQUENT EVENTS
Interest rate margin payable in cash (as a percent)	11.50%
Term Loan Facility | Subsequent events | At all times thereafter | Adjusted Secured Overnight Financing Rate | Maximum
SUBSEQUENT EVENTS
Interest rate margin payable in cash (as a percent)	13.50%